UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE    68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

04/30

Date of reporting period: 1/31/13

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 48.02%
	ASSET ALLOCATION FUNDS - 30.00%
2,495,030	PIMCO Fundamental IndexPLUS TR Fund	$ 15,519,085
436,249	PIMCO StocksPLUS Fund	3,830,270
1,032,458	PIMCO StocksPlus Total Return Fund	9,674,130
		29,023,485
	EQUITY FUNDS - 18.02%
544,911	Fidelity Advisor Mega Cap Stock Fund	6,773,244
174,868	JPMorgan Growth and Income Fund	5,810,858
159,200	MFS Research Fund	4,857,184
		17,441,286
	TOTAL MUTUAL FUNDS (Cost - $45,355,672)	46,464,771

	EXCHANGE TRADED FUNDS - 52.06%
	EQUITY FUNDS - 52.06%
102,978	iShares Core S&P 500 ETF	15,494,070
89,500	iShares Core S&P Mid-Cap ETF	9,769,820
21,925	iShares Morningstar Large Core Index Fund	1,910,764
249,791	PowerShares Dynamic Large Cap Value Portfolio	5,790,155
19,282	SPDR S&P 500 ETF Trust	2,886,515
211,896	Vanguard S&P 500 ETF	14,527,590
	TOTAL EXCHANGE TRADED FUNDS (Cost - $48,294,038)	50,378,914

	SHORT-TERM INVESTMENTS - 1.32%
	MONEY MARKET FUND - 1.32%
1,281,003	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $1,281,003)	1,281,003

	TOTAL INVESTMENTS - 101.40% (Cost - $94,930,713) (a)	$ 98,124,688
	OTHER ASSETS AND LIABILITIES - NET - (1.40)%	(1,360,238)
	TOTAL NET ASSETS - 100.00%	$ 96,764,450

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $94,931,834  and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 3,234,633
	Unrealized depreciation	(41,779)
	Net unrealized appreciation	$ 3,192,854

** Money market fund; interest rate reflects seven day effective yield on January 31, 2013.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 54.68%
	ASSET ALLOCATION FUNDS - 29.64%
1,101,096	PIMCO Fundamental IndexPLUS TR Fund	$ 6,848,817
553,044	PIMCO StocksPlus Total Return Fund	5,182,021
		12,030,838

	GROWTH FUND - 8.00%
36,237	Mairs & Power Growth Fund	3,246,839

	VALUE FUND- 10.02%
280,443	Vulcan Value Partners Fund	4,069,227

	LARGE CAP VALUE FUND - 7.02%
98,016	Trust for Professional Managers - Smead Value Fund	2,850,292

	TOTAL MUTUAL FUNDS (Cost - $21,616,996)	22,197,196

	EXCHANGE TRADED FUNDS - 45.02%
	GROWTH & INCOME - 45.02%
45,799	iShares Core S&P 500 ETF	6,890,917
37,340	iShares Core S&P Mid-Cap ETF	4,076,034
24,700	iShares Core S&P Small-Cap ETF	2,041,208
18,704	iShares Morningstar Large Core Index Fund	1,630,054
53,046	Vanguard S&P 500 ETF	3,636,834

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,536,314)	18,275,047

	SHORT-TERM INVESTMENTS - 0.56%
	MONEY MARKET FUND - 0.56%
229,224	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $229,224)	229,224

	TOTAL INVESTMENTS - 100.26% (Cost - $39,382,535) (a)	$ 40,701,467
	OTHER ASSETS AND LIABILITIES - NET - (0.26)%	(106,892)
	TOTAL NET ASSETS - 100.00%	$ 40,594,575

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,382,552  and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,320,322
	Unrealized depreciation	(1,407)
	Net unrealized appreciation	$ 1,318,915
** Money market fund; interest rate reflects seven day effective yield on January 31, 2013.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 99.55%
	ASSET ALLOCATION FUNDS - 39.84%
45,919	Matthews Asian Growth and Income Fund	$ 868,324
405,161	PIMCO International StocksPlus Total Return Strategy Unhedged Fund	2,738,890
353,551	PIMCO International StocksPlus Total Return Strategy US Dollar Hedged Fund	2,570,318
		6,177,532
	EQUITY FUNDS - 59.71%
46,725	Artisan Global Value Fund	585,467
86,321	Causeway International Value Fund	1,166,197
123,632	Dodge & Cox Global Stock Fund	1,170,793
128,418	Lazard International Strategic Equity Portfolio	1,562,846
122,887	Oakmark International Fund	2,748,980
24,224	Templeton Institutional Funds Inc - Global Equity Series Fund	250,239
69,965	Thornburg International Growth Fund	1,188,709
55,334	Virtus Global Opportunities Fund	586,539
		9,259,770
	TOTAL MUTUAL FUNDS (Cost - $14,719,721)	15,437,302

	SHORT-TERM INVESTMENTS - 0.62%
	MONEY MARKET FUND - 0.62%
96,573	Milestone Treasury Obligations Portfolio, 0.00%* (Cost - $96,573)	96,573

	TOTAL INVESTMENTS - 100.17% (Cost - $14,816,294) (a)	$ 15,533,875
	OTHER ASSETS LESS LIABILITIES - NET - (0.17)%	(26,862)
	TOTAL NET ASSETS - 100.00%	$ 15,507,013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,858,946  and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$ 674,929
Unrealized depreciation	-
Net unrealized appreciation	$ 674,929

* Money market fund; interest rate reflects seven day effective yield on January 31, 2013.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 99.78%
	DEBT FUNDS - 99.78%
478,054	Angel Oak Multi-Strategy Income Fund	$ 5,899,182
659,907	Baird Aggregate Bond Fund	7,140,195
577,137	DoubleLine Core Fixed Income Fund	6,504,331
281,431	DoubleLine Total Return Bond Fund	3,188,609
154,567	Guggenheim- Total Return Bond Fund	4,181,027
111,411	John Hancock Bond Fund	1,829,362
913,958	Metropolitan West Total Return Bond Fund	9,943,868
141,914	Nuveen High Yield Municipal Bond Fund	2,459,371
1,535,261	PIMCO Income Fund	19,252,167
1,035,969	PIMCO Total Return Fund	11,592,498
76,075	Scout Core Plus Bond Fund	2,480,039
789,468	TCW Total Return Bond Fund	8,131,518
	TOTAL MUTUAL FUNDS (Cost - $81,651,335)	82,602,167

	MONEY MARKET FUND - 0.18%
148,263	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $148,263)	148,263

	TOTAL INVESTMENTS - 99.96% (Cost - $81,799,598) (a)	$ 82,750,430
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.04%	30,769
	TOTAL NET ASSETS - 100.0%	$ 82,781,199

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $81,843,405  and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,198,233
	Unrealized depreciation	(291,208)
	Net unrealized appreciation	$ 907,025

** Money market fund; interest rate reflects seven day effective yield on January 31, 2013.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 98.75%
	DEBT - 98.75%
168,872	Angel Oak Multi-Strategy Income Fund	$ 2,083,876
138,626	DoubleLine Core Fixed Income Fund	1,562,316
213,455	DoubleLine Total Return Bond Fund	2,418,446
44,964	Guggenheim - Macro Opportunities Fund	1,231,111
194,058	Homestead Short-Term Bond Fund	1,014,924
99,333	John Hancock Bond Fund	1,631,043
139,745	Osterweis Strategic Income Fund	1,647,596
380,275	PIMCO Income Fund	4,768,654
392,086	TCW Total Return Bond Fund	4,038,483
	MUTUAL FUNDS (Cost - $19,752,221)	20,396,449

	SHORT-TERM INVESTMENTS - 1.12%
	MONEY MARKET FUND - 1.12%
230,961	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $230,961)	230,961

	TOTAL INVESTMENTS - 99.87% (Cost - $19,983,182) (a)	$ 20,627,410
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.13%	27,012
	TOTAL NET ASSETS - 100.0%	$ 20,654,422

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,985,130 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 647,323
	Unrealized depreciation	(5,043)
	Net unrealized appreciation	$ 642,280

** Money market fund; interest rate reflects seven day effective yield on January 31, 2013.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those statements.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

 If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 46,464,771	$ -	$ -	$ 46,464,771
Exchange Traded Funds	50,378,914	-	-	50,378,914
Short-Term Investments	1,281,003	-	-	1,281,003
Total	$ 98,124,688	$ -	$ -	$ 98,124,688

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 22,197,196	$ -	$ -	$ 22,197,196
Exchange Traded Funds	18,275,047	-	-	18,275,047
Short-Term Investments	229,224	-	-	229,224
Total	$ 40,701,467	$ -	$ -	$ 40,701,467

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 15,437,302	$ -	$ -	$ 15,437,302
Short-Term Investments	96,573	-	-	96,573
Total	$ 15,533,875	$ -	$ -	$ 15,533,875

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 82,602,167	$ -	$ -	$ 82,602,167
Short-Term Investments	148,263	-	-	148,263
Total	$ 82,750,430	$ -	$ -	$ 82,750,430

Pacific Financial Tactical Fund Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 20,396,449	$ -	$ -	$ 20,396,449
Short-Term Investments	230,961	-	-	$ 230,961
Total	$ 20,627,410	$ -	$ -	$ 20,627,410

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds' policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for industry classifications.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date

3/26/13

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/26/13